UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07642

Name of Fund:  BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniAssets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 89.9%

Alabama — 1.3%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$3,745	$4,276,865
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	2,165	2,317,632

		6,594,497

Alaska — 1.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	225	225,027
5.00%, 06/01/32	1,500	1,451,700
5.00%, 06/01/46	4,290	3,954,136

		5,630,863

Arizona — 2.6%
Arizona IDA, Refunding RB, Series A(b):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	960	987,053
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	1,500	1,431,705
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 07/01/21(a)	425	471,078
Great Hearts Academies - Veritas Projects, 6.30%, 07/01/21(a)	500	553,035
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(b)	570	620,166
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	1,000	1,087,400
City of Phoenix Arizona IDA, Refunding RB(b):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	305	312,201
Basis Schools, Inc. Projects, 5.00%, 07/01/45	855	861,951
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	260	266,139
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	290	292,201
Legacy Traditional School Projects, 5.00%, 07/01/35	320	325,600
Legacy Traditional School Projects, 5.00%, 07/01/45	255	256,655
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(b)	875	854,595
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,650	1,916,871

Security	Par (000)	Value

Arizona (continued)
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(b)	$665	$635,766
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(b)	1,765	1,806,213
University Medical Center Corp., RB, 6.50%, 07/01/19(a)	500	509,710

		13,188,339

California — 6.7%
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	1,650	1,622,148
California Municipal Finance Authority, RB, Urban Discovery Academy Project(b):
5.50%, 08/01/34	315	313,869
6.00%, 08/01/44	665	669,934
6.13%, 08/01/49	580	586,310
California School Finance Authority, RB:
Alliance for College Ready Public School - 2023 Union LLC Project, Series A, 6.40%, 07/01/48	1,570	1,734,850
Value Schools, 6.65%, 07/01/33	435	476,547
Value Schools, 6.90%, 07/01/43	975	1,063,910
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center(b):
5.25%, 12/01/38	580	629,816
Series A, 5.00%, 12/01/46	725	755,631
Series A, 5.25%, 12/01/56	620	652,655
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,175	2,232,333
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series B, 6.00%, 05/01/43	1,650	1,659,290
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(b)(c):
0.00%, 08/01/26	1,250	881,088
0.00%, 08/01/43	1,500	436,950
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	900	990,189
6.50%, 05/01/42	2,220	2,442,466

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	$375	$441,334
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	3,600	3,600,972
5.60%, 06/01/36	1,285	1,285,655
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,885	3,137,236
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	280	264,522
5.25%, 06/01/47	1,120	1,102,002
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	880	880,000
5.00%, 06/01/37	5,580	5,580,000

		33,439,707

Colorado — 1.4%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	915,205
Arista Metropolitan District, GO, Refunding, Series A, 5.00%, 12/01/38	1,240	1,255,128
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/20(a)	500	554,080
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	575	575,287
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	720	749,722
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	483,610
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	744,238
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,500	1,515,090

		6,792,360

Connecticut — 0.9%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,400	1,422,778
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	971	1,033,825

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(b)	$1,835	$1,999,398

		4,456,001

Delaware — 0.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,000	1,054,480
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	3,180	3,284,972

		4,339,452

District of Columbia — 0.5%
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,260	2,333,766

Florida — 9.6%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,460	1,459,956
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	1,500	1,468,440
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(d)(e)	515	360,500
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(d)(e)	1,105	773,500
Silver Creek St. Augustine Project, 5.75%, 01/01/50(d)(e)	655	622,250
University Bridge LLC Student Housing Project, 5.25%, 12/01/58(b)	1,910	1,827,106
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(b)	630	611,774
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	915	947,684
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/20(a)	3,500	3,724,560

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	$500	$558,685
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	690	730,993
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	881,434
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,180	3,320,429
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(b)(f)	1,550	1,588,859
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(b)	1,115	1,150,992
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,820	1,820,874
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 05/01/33	380	381,311
Lakewood Ranch Stewardship District, Special Assessment Bonds(b):
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29	425	427,860
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39	425	428,604
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48	665	670,593
Northeast Sector Project - Phase 1B, 5.30%, 05/01/39	645	650,018
Northeast Sector Project - Phase 1B, 4.75%, 05/01/29	565	568,836
Northeast Sector Project - Phase 1B, 5.45%, 05/01/48	1,150	1,158,878
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	105	105,538
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	1,485	1,651,899
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 05/01/26	145	144,991
5.13%, 05/01/46	860	856,801
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	4,550	5,186,863

Security	Par (000)	Value

Florida (continued)
Midtown Miami Community Development District, Refunding, Special Assessment Bonds:
Series A, 5.00%, 05/01/37	$845	$872,623
Series B, 5.00%, 05/01/37	495	511,182
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	3,743	2,788,860
Tolomato Community Development District, Refunding, Special Assessment Bonds(g):
Convertible CAB, Series A3, 6.61%, 05/01/40	580	571,683
Convertible CAB, Series A4, 6.61%, 05/01/40	305	249,679
Series 2015-2, 6.61%, 05/01/40	805	529,078
Tolomato Community Development District:
Series 1, 6.61%, 05/01/40(g)	1,305	1,046,427
Series 1, 6.65%, 05/01/40(d)(e)	50	46,309
Series 3, 6.61%, 05/01/40(d)(e)	875	9
Series 3, 6.65%, 05/01/40(d)(e)	710	7
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	430	425,390
5.50%, 05/01/49	1,105	1,104,901
Village Community Development District No. 9, Special Assessment Bonds:
6.75%, 05/01/31	1,480	1,603,388
7.00%, 05/01/41	2,430	2,684,202
5.50%, 05/01/42	1,160	1,219,543

		47,733,509

Georgia — 1.1%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	3,365	3,643,689
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2(a):
6.38%, 11/15/19	700	724,801
6.63%, 11/15/19	880	912,807

		5,281,297

Guam — 0.3%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	140	143,526
7.00%, 11/15/19(a)	1,115	1,161,217

		1,304,743

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 6.8%
Chicago Board of Education, GO, Series C, Refunding Dedicated Revenues:
Dedicated Revenues, Series H, 5.00%, 12/01/46	$720	$723,010
Project, 5.25%, 12/01/35	1,655	1,709,317
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	900	951,228
Dedicated Revenues, Series F, 5.00%, 12/01/22	675	703,546
Series B, 4.00%, 12/01/35	745	677,570
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	1,020	1,022,387
Series D, 5.00%, 12/01/46	600	603,660
Series D, 5.00%, 12/01/46	1,555	1,560,178
Series D, 5.00%, 12/01/31	1,000	1,044,920
Series G, 5.00%, 12/01/44	2,150	2,163,566
Refunding, 5.00%, 12/01/25	725	766,115
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,260	1,406,727
Illinois Finance Authority, Refunding RB:
Friendship Village of Schaumburg, 7.25%, 02/15/20(a)	4,000	4,221,560
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	700	713,454
Primary Health Care Centers Program, 6.60%, 07/01/24	780	763,690
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	365	381,764
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	860	890,745
Roosevelt University Project, 6.50%, 10/01/19(a)	785	809,382
Roosevelt University Project, 6.50%, 10/01/19(a)	1,215	1,252,738
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(c)	5,005	760,510
5.50%, 06/15/53	2,370	2,521,419
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	6,980	1,175,990

Security	Par (000)	Value

Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	$180	$195,179
6.00%, 06/01/21	710	777,926
State of Illinois, GO:
Series A, 5.00%, 01/01/33	740	753,387
Series D, 5.00%, 11/01/28	1,365	1,474,186
Refunding Series B, 5.00%, 10/01/29	1,975	2,130,196
Village of Lincolnshire Illinois, Special Tax Bonds, Sedgebrook Project, 6.25%, 03/01/34	1,583	1,585,612

		33,739,962

Indiana — 2.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	825	940,929
7.00%, 01/01/44	2,000	2,291,740
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(b)	2,175	2,213,389
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(b):
6.63%, 01/15/34	290	303,923
6.75%, 01/15/43	525	549,239
6.88%, 01/15/52	2,450	2,568,066
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	470	495,018
5.00%, 07/01/48	1,555	1,633,636
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(b)	1,190	1,211,063

		12,207,003

Iowa — 2.3%
Iowa Finance Authority, Refunding RB:
Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(f)	2,085	2,217,981
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	5	5,005

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	$2,190	$2,320,743
Sunrise Retirement Community Project, 5.50%, 09/01/37	1,355	1,365,854
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 06/01/34	795	795,119
Series C, 5.38%, 06/01/38	4,900	4,855,998

		11,560,700

Kentucky — 0.9%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing, First Tier, Series A, 5.75%, 07/01/49	4,000	4,328,880

Louisiana — 2.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(b)	2,460	2,491,881
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	1,745	1,825,026
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	5,570	5,913,112

		10,230,019

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	2,955	3,143,854

Maryland — 2.4%
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(b)	2,835	2,841,606
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	2,185	2,312,975
Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	3,615	3,807,390

Security	Par (000)	Value

Maryland (continued)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	$3,085	$3,175,545

		12,137,516

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Series A(a):
Foxborough Regional Charter School, 7.00%, 07/01/20	1,025	1,099,958
North Hill Communities Issue, 6.50%, 11/15/23(b)	2,020	2,423,192
Massachusetts Development Finance Agency, Refunding RB, Tufts Medical Center, Series I:
6.75%, 01/01/21(a)	895	977,188
6.75%, 01/01/36	595	646,944

		5,147,282

Michigan — 1.4%
City of Detroit Michigan, GO:
5.00%, 04/01/34	285	299,954
5.00%, 04/01/35	285	298,854
5.00%, 04/01/36	200	208,800
5.00%, 04/01/37	320	332,614
5.00%, 04/01/38	145	150,384
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,785	3,000,559
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	415	438,929
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	920	980,821
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,200	1,302,444

		7,013,359

Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	195	203,744

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
6.00%, 09/01/51	$290	$305,657

		509,401

Missouri — 0.9%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	685	692,398
4.75%, 11/15/47	760	769,819
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(a)	2,315	2,499,390
Lees Summit Missouri IDA, RB, John Knox Obligated Group, 5.25%, 08/15/39	415	422,760

		4,384,367

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	1,015	974,633
Series C, AMT, 4.88%, 11/01/42	485	475,931

		1,450,564

New Jersey — 5.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,065	1,133,181
5.25%, 11/01/44	770	818,079
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	1,150	1,154,117
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,155	2,314,578
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,250	2,518,515
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	165	177,593
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	260	276,021
State House Project, Series B, Remark 10, 5.00%, 06/15/43	2,245	2,359,068
Team Academy Charter School Project, 6.00%, 10/01/43	1,530	1,664,212

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 6.00%, 08/01/49(b)	$500	$501,155
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(a)	2,650	2,889,772
New Jersey Transportation Trust Fund Authority, RB, Transportation Program:
Bonds, Series S, 5.25%, 06/15/43	2,345	2,530,255
Series AA, 5.25%, 06/15/41	1,140	1,206,177
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	590	623,819
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	5,944,926

		26,111,468

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,970	3,183,870

New York — 6.3%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(b)	5,300	5,421,741
5.00%, 06/01/42	3,155	3,012,646
5.00%, 06/01/45	1,185	1,123,499
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	1,900	1,918,430
Series B, 5.00%, 06/01/45	2,655	2,695,489
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	970	933,829
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,286	1,367,275
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	2,890	2,795,584

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	$1,270	$1,318,679
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	4,705	4,871,698
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	455	485,854
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	1,080	1,142,186
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(b)	1,565	1,821,550
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	1,340	1,420,641
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(b)	955	1,060,547

		31,389,648

North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A(a):
7.75%, 03/01/21	1,000	1,118,020
7.75%, 03/01/21	1,420	1,587,588

		2,705,608

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.75%, 06/01/34	6,745	6,303,270
Senior Turbo Term, 5.88%, 06/01/47	5,570	5,172,803
6.00%, 06/01/42	3,040	2,913,597
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	875	891,328

		15,280,998

Oklahoma — 1.4%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	750	811,950

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	$2,990	$3,215,147
5.25%, 08/15/43	2,690	2,943,102

		6,970,199

Oregon — 0.8%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	1,765	1,863,010
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 07/01/35	620	633,032
5.38%, 07/01/45	1,435	1,476,802

		3,972,844

Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,188,664
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	2,000	2,136,020
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	115	130,085
5.00%, 06/01/34	150	168,907
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	1,800	1,807,452
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	620	619,981
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,135	1,125,636
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,945	2,171,106

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$2,710	$2,804,010

		13,151,861

Puerto Rico — 2.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	850	859,494
Commonwealth of Puerto Rico, GO, Refunding(d)(e):
5.00%, 07/01/18	90	50,513
Public Improvement, Series A, 5.50%, 07/01/39	575	265,937
Series A, 5.50%, 07/01/32	250	140,313
Series A, 8.00%, 07/01/35	1,515	696,900
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 07/01/38(d)(e)	750	428,437
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.75%, 07/01/37	3,355	3,111,762
6.00%, 07/01/44	1,445	1,376,362
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	2,215	2,109,787
Puerto Rico Electric Power Authority, RB(d)(e):
Series A, 5.00%, 07/01/29	660	410,025
Series A, 7.00%, 07/01/33	210	132,563
Series A, 5.00%, 07/01/42	640	397,600
Series A, 7.00%, 07/01/43	190	119,938
Series TT, 5.00%, 07/01/25	100	62,125
Series XX, 5.25%, 07/01/40	445	277,569
Puerto Rico Electric Power Authority, Refunding RB, Series ZZ, 5.25%, 07/01/21(d)(e)	50	31,188
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C(d)(e):
First Subordinate, 5.75%, 08/01/57	255	210,375
Senior Lien, 5.00%, 08/01/40	425	350,625
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A(d)(e):
5.75%, 08/01/37	180	87,750
6.38%, 08/01/39	640	313,600

		11,432,863

Rhode Island — 2.2%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,190	754,200

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$1,000	$1,047,940
Series A, 5.00%, 06/01/40	980	1,013,741
Series B, 4.50%, 06/01/45	5,055	4,700,897
Series B, 5.00%, 06/01/50	3,330	3,338,725

		10,855,503

South Carolina — 1.5%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,435	3,728,418
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	3,275	3,492,853

		7,221,271

Tennessee — 0.4%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	925	975,209
5.63%, 01/01/46	1,085	1,134,064

		2,109,273

Texas — 10.1%
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(c)	1,000	756,970
CAB, 0.00%, 01/01/29(c)	2,000	1,453,120
CAB, 0.00%, 01/01/30(c)	1,170	814,320
CAB, 0.00%, 01/01/33(c)	3,690	2,209,978
CAB, 0.00%, 01/01/34(c)	4,000	2,275,440
Senior Lien, 6.25%, 01/01/21(a)	2,210	2,390,579
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	2,890	3,098,571
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	910	992,619
Clifton Higher Education Finance Corp., ERB, Idea Public Schools(a):
5.50%, 08/15/21	955	1,040,043
5.75%, 08/15/21	720	788,544
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(a)	5,040	5,341,846

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	$475	$565,032
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,090	2,165,553
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44	4,200	3,780,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	865	900,370
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(a)	3,080	3,381,963
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 02/15/42	610	611,196
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(b)	890	907,489
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	1,210	1,312,451
6.00%, 04/01/45	1,845	1,996,714
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A, 5.00%, 08/15/36(b)	1,085	1,087,788
Newark Higher Education Finance Corp., RB, Series A(b):
5.50%, 08/15/35	290	302,580
5.75%, 08/15/45	580	605,943
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.25%, 12/01/47	1,600	1,662,096
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(d)(e)	2,895	1,802,138
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	900	913,914
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,775	4,001,575

Security	Par (000)	Value

Texas (continued)
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$3,000	$3,113,730

		50,272,562

Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,950	2,952,626

Virginia — 2.3%
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(b):
5.00%, 03/01/35	495	496,525
5.00%, 03/01/45	505	500,616
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	1,485	1,575,214
6.88%, 03/01/36	1,300	1,382,199
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	2,370	2,236,356
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(b)	535	547,337
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	4,440	4,851,765

		11,590,012

Washington — 0.8%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	1,455	1,493,266
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,514,256
Washington State Housing Finance Commission, Refunding RB(b):
5.75%, 01/01/35	315	312,392

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
6.00%, 01/01/45	$850	$848,835

		4,168,749

Wisconsin — 1.6%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(b)	605	634,482
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(b)	605	634,094
Delray Beach Radiation Therapy, 6.85%, 11/01/46(b)	900	945,009
Delray Beach Radiation Therapy, 7.00%, 11/01/46(b)	570	603,733
Series A, 5.00%, 12/01/45	1,505	1,516,137
Series A, 5.15%, 12/01/50	1,170	1,181,981
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	1,065	1,121,828
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Benevolent Corporation Cedar Community, 5.00%, 06/01/41	225	228,674
St. Johns Communities, Inc., Series A, 7.25%, 09/15/19(a)	425	439,174
St. Johns Communities, Inc., Series A, 7.63%, 09/15/19(a)	855	885,464

		8,190,576

Total Municipal Bonds — 89.9% (Cost — $431,376,873)		448,507,372

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 2.3%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	11,468	11,740,271

Illinois — 3.0%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	7,180	7,797,731
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,499	1,511,980

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	$5,056	$5,663,048

		14,972,759

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,268	2,318,719

New York — 14.9%
City of New York New York Housing Development Corp., RB, M/F:
Housing, Series D-1, Class B, 4.25%, 11/01/45	8,996	9,185,790
Series C-1A, 4.15%, 11/01/39	1,893	1,936,500
Series C-1A, 4.20%, 11/01/44	3,470	3,549,538
Series C-1A, 4.30%, 11/01/47	2,840	2,904,709
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Series HH, 5.00%, 06/15/31(i)	8,610	9,196,944
Fiscal 2013, Series CC, 5.00%, 06/15/47	14,181	15,770,645
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(a)	2,798	3,014,669
5.75%, 02/15/47	1,721	1,854,533
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,105	19,654,160
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	6,600	7,221,684

		74,289,172

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	2,865,570

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,710	1,734,402

Texas — 0.5%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,271	2,292,773

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 1.7%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	$7,966	$8,505,616

Wisconsin — 0.2%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,142	1,151,990

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.0% (Cost — $115,337,948)		119,871,272

Total Long-Term Investments — 113.9% (Cost — $546,714,821)		568,378,644

Security	Shares	Value

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(j)(k)	1,375,594	$1,375,869

Total Short-Term Securities — 0.3% (Cost — $1,375,731)		1,375,869

Total Investments — 114.2% (Cost — $548,090,552)		569,754,513

Other Assets Less Liabilities — 0.2%		1,025,549

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.4)%		(71,900,807)

Net Assets Applicable to Common Shares — 100.0%		$498,879,255

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between Febuary 15, 2019 to November 15, 2019, is $11,849,809. See Note 4 of the Notes to Financial Statements for details.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,226,571	(850,977)	1,375,594	$1,375,869	$34,005	$915	$275

(a)	Includes net capital gain distributions, if applicable.

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA)

Currency Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	26	03/20/19	$3,184	$(85,557)
5-Year U.S. Treasury Note	35	03/29/19	4,020	(70,780)
Long U.S. Treasury Bond	101	03/20/19	$14,815	$(747,141)

				$(903,478)

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$568,378,644	$—	$568,378,644
Short-Term Securities	1,375,869	—	—	1,375,869

	$1,375,869	$568,378,644	$—	$569,754,513

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(903,478)	$—	$—	$(903,478)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $71,659,281 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniAssets Fund, Inc.

Date: March 22, 2019